Notes to the cash flow statements - Details of the assets and liabilities over which control ceased (Details) - AUD ($) $ in Millions	Mar. 31, 2022	Sep. 30, 2021	Mar. 31, 2021
Assets:
Cash and balances with central banks	$ 102,410	$ 71,353	$ 33,877
Trading securities and other financial assets measured at FVIS	23,738	21,101	20,928
Loans	719,556	709,784	688,218
Other financial assets	4,896	6,394	3,312
Life insurance assets			3,416
Property and equipment	2,614	2,853	3,337
Deferred tax assets	1,831	2,437	2,352
Intangible assets	10,064	10,109	10,908
Other assets	600	567	820
Total assets	964,749	935,877	889,419
Liabilities:
Other financial liabilities	51,345	50,309	42,996
Current tax liabilities	21	71	26
Provisions	3,035	3,571	3,820
Deferred tax liabilities	164	90	107
Other liabilities	3,379	3,679	3,938
Total equity attributable to owners of WBC	70,279	72,035	$ 72,012
Assets and liabilities over which control ceased
Assets:
Cash and balances with central banks		50
Trading securities and other financial assets measured at FVIS		409
Loans	965	369
Other financial assets	12	688
Life insurance assets	186
Property and equipment		29
Deferred tax assets		4
Intangible assets		243
Other assets	12	226
Total assets	1,175	2,018
Liabilities:
Other financial liabilities	2	110
Current tax liabilities	2
Life insurance liabilities	(115)
Provisions	4	9
Deferred tax liabilities	34
Other liabilities	36	720
Total Liabilities	(37)	839
Total equity attributable to owners of WBC	$ 1,212	$ 1,179